MANAGEMENT OF INSURANCE AND FINANCIAL RISK (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
MANAGEMENT OF INSURANCE AND FINANCIAL RISK
Financial instruments, not exposed to interest rate risk	$ 50,000,000	$ 20,115,000
Financial instruments, exposed to interest rate risk	$ 18,000,000	$ 5,985,000